BORROWINGS - Movement in Borrowings (Details) - EUR (€) € in Millions			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Aug. 08, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Beginning Balance			€ 2,361		€ 2,361
Cash flows
Proceeds from issuance of Senior Notes				€ 0	290	€ 0	€ 0
Repayments of Senior Notes					(200)	(100)	0
Repayments of U.S. revolving credit facility					(129)
Proceeds from U.S. revolving credit facility						105
Proceeds from other borrowings					202	8	0
Repayments from other borrowings					(10)	(4)	(1)
Lease repayments					(35)	(86)
Payment of deferred financing costs					(6)	0
Non-cash changes
Borrowings assumed through business combination					0	75
Movement in interests accrued or capitalized					(1)	1
Changes in leases and other loans					62	75
Deferred arrangement fees					5	5
Effects of changes in foreign exchange rates					(148)	29
Ending Balance					2,391	2,361
Borrowings			2,361		2,361	2,361
Senior Unsecured Notes due 2021
Disclosure of detailed information about borrowings [line items]
Beginning Balance			€ 200		200
Cash flows
Repayments of Senior Notes	€ (200)	€ (100)
Non-cash changes
Ending Balance		300			€ 0	200
Nominal rate			4.625%		4.625%
Borrowings		€ 300	€ 200		€ 200	200
Previously stated
Disclosure of detailed information about borrowings [line items]
Beginning Balance				2,151		2,151
Non-cash changes
Ending Balance							2,151
Borrowings				2,151		2,151	2,151
IFRS 16 application | IFRS 16
Disclosure of detailed information about borrowings [line items]
Beginning Balance				102		102
Non-cash changes
Ending Balance							102
Borrowings				102		102	102
Restated
Disclosure of detailed information about borrowings [line items]
Beginning Balance				2,253		2,253
Non-cash changes
Ending Balance							2,253
Borrowings				€ 2,253		€ 2,253	€ 2,253